INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD	12 Months Ended
Dec. 31, 2024
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD

14 – INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD

14.1        Description

Investments in associates are accounted for using the equity method. Investments in associates are detailed as follows:

						Ownership
			Functional	Investment value		interest
TAXPAYER ID	Name	Country	currency	12.31.2024	12.31.2023	12.31.2024	12.31.2023
86.881.400-4	Envases CMF S.A. (1)	Chile	CLP	21,243,928	21,025,975	50.00%	50.00%
Foreign	Leão Alimentos e Bebidas Ltda. (2)	Brazil	BRL	10,874,632	10,636,778	10.26%	10.26%
Foreign	Kaik Participações Ltda. (2)	Brazil	BRL	448,687	1,551,253	11.32%	11.32%
Foreign	SRSA Participações Ltda.	Brazil	BRL	52,333	59,875	40.00%	40.00%
Foreign	Sorocaba Refrescos S.A.	Brazil	BRL	27,132,918	28,875,351	40.00%	40.00%
Foreign	Trop Frutas do Brasil Ltda. (3)	Brazil	BRL	—	885,062	0%	6.10%
76.572.588.7	Coca-Cola del Valle New Ventures S.A.	Chile	CLP	25,440,212	28,764,973	35.00%	35.00%
Total				85,192,710	91,799,267
(1)	In Envases CMF S.A., regardless of the ownership interest, it was determined that no controlling interest was held, only a significant influence, given that there was not a majority vote of the Board of Directors to make strategic business decisions.
(2)	In these companies, regardless of the ownership interest, it has been defined that the Company has significant influence, given that it has the right to appoint directors.
(3)	The interest held in Trop Frutas do Brasil Ltda. was disposed of in May 2024.

Envases CMF S.A.

Chilean entity whose corporate purpose is to manufacture and sell plastic material products and beverage bottling and packaging services. The business relationship is to supply plastic bottles, preforms and caps to Coca-Cola bottlers in Chile.

Leão Alimentos e Bebidas Ltda.

Brazilian entity whose corporate purpose is to manufacture and commercialize food, beverages in general and beverage concentrates. Invest in other companies. The business relationship is to produce non-carbonated products for Coca-Cola bottlers in Brazil.

Kaik Participações Ltda.

Brazilian entity whose corporate purpose is to invest in other companies with its own resources.

SRSA Participações Ltda.

Brazilian entity whose corporate purpose is the purchase and sale of real estate investments and property management, supporting the business of Rio De Janeiro Refrescos Ltda. (Andina Brazil).

Sorocaba Refrescos S.A.

Brazilian entity whose corporate purpose is to manufacture and commercialize food, beverages in general and beverage concentrates, in addition to investing in other companies. It has commercial relationship with Rio de Janeiro Refrescos Ltda. (Andina Brazil).

Trop Frutas do Brasil Ltda.

Brazilian entity whose corporate purpose is to manufacture, commercialize and export natural fruit pulp and coconut water. The business relationship is to produce products for Coca-Cola bottlers in Brazil.

Coca-Cola del Valle New Ventures S.A.

Chilean entity whose corporate purpose is to manufacture, distribute and commercialize all kinds of juices, waters and beverages in general. The business relationship is to produce waters and juices for Coca-Cola bottlers in Chile.

14.2        Movements

The movement of investments in other entities accounted for using the equity method is shown below:

Description	12.31.2024	12.31.2023
	ThCh$	ThCh$
Opening balance	91,799,267	92,344,598
Dividends declared	(2,363,400)	(6,232,958)
Share in operating income	4,549,733	3,145,106
Impairment Trop Frutas do Brasil Ltda.	—	(1,615,050)
Impairment Coca-Cola del Valle New Ventures S.A.	(2,921,010)	—
Disposal of Trop Frutas do Brasil Ltda.	(840,815)	—
Other increase (decrease) in investments in associates*	(5,031,065)	4,157,571
Ending balance	85,192,710	91,799,267

*Mainly due to foreign exchange rates

The main movement is explained by dividends declared in 2024 and 2023 corresponding to Envases CMF S.A. and Sorocaba Refrescos S.A., in addition to the impairment of Coca-Cola del Valle New Ventures S.A. (see Note 2.8).

14.3        Reconciliation of share of profit in investments in associates:

Description	12.31.2024	12.31.2023	12.31.2022
	ThCh$	ThCh$	ThCh$
Share in operating income	1,628,723	3,145,106	2,118,728
Unrealized earnings from product inventory acquired from associates and not sold at the end of the period, which is presented as a discount in the respective asset account (containers and / or inventory)	(631,079)	(428,937)	(568,767)
Amortization of premium paid on preferred stock CCDV S.A.	—	—	(140,892)
Income statement balance	997,644	2,716,169	1,409,069

14.4        Summary financial information of associates:

The tables below reflect the amounts presented in the financial statements of the relevant associates and not the Company’s share of those amounts.

At December 31, 2024

	Envases CMF	Sorocaba Refrescos	Kaik Participações	SRSA Participações	Leão Alimentos e	Coca-Cola del Valle New
	S.A.	S.A.	Ltda.	Ltda.	Bebidas Ltda.	Ventures S.A.
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Short term assets	60,901,350	70,383,020	582,815	21,952	85,684,185	13,483,450
Long term assets	54,211,400	96,984,310	3,963,771	306,906	41,030,182	73,608,982
Total assets	115,112,750	167,367,330	4,546,586	328,858	126,714,367	87,092,432
Short term liabilities	44,173,639	21,500,843	582,815	198,025	20,083,787	6,033,729
Long term liabilities	28,451,254	83,198,656	—	—	16,628,702	—
Total liabilities	72,624,893	104,699,499	582,815	198,025	36,712,489	6,033,729
Total Equity	42,487,857	62,667,831	3,963,771	130,833	90,001,878	81,058,703
Total revenue from ordinary activities	90,421,340	86,359,384	281,868	—	74,385,141	31,221,732
Net income before taxes	4,035,917	36,745,257	281,868	(1,942)	572,537	(2,026,410)
Net income after taxes	3,315,123	9,742,049	281,868	(1,942)	(1,875,672)	739,916
Other comprehensive income	—	(3,129,495)	—	129,557	(92,311,743)	—
Total comprehensive income	3,315,123	6,612,554	281,868	127,615	(94,187,415)	739,916

Reporting date (See Note 2.3)	12.31.2024	11.30.2024	11.30.2024	11.30.2024	11.30.2024	11.30.2024

At December 31, 2023

	Envases CMF	Sorocaba Refrescos	Kaik Participaçōes	SRSA Participaçōes	Leão Alimentos e	Trop Frutas do Brasil	Coca-Cola del Valle New
	S.A.	S.A.	Ltda.	Ltda.	Bebidas Ltda.	Ltda.	Ventures S.A.
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Short term assets	50,693,046	39,392,459	—	24,715	92,747,488	21,186,620	24,548,167
Long term assets	54,127,400	101,420,184	13,704,046	347,922	62,843,154	28,404,343	70,825,265
Total assets	104,820,446	140,812,643	13,704,046	372,637	155,590,642	49,590,963	95,373,432
Short term liabilities	35,045,849	22,951,428	—	222,950	22,924,938	14,104,874	13,188,225
Long term liabilities	27,722,647	46,453,440	34	—	16,678,828	13,212,410	—
Total liabilities	62,768,496	69,404,868	34	222,950	39,603,766	27,317,284	13,188,225
Total Equity	42,051,950	71,407,775	13,704,012	149,687	115,986,876	22,273,679	82,185,207
Total revenue from ordinary activities	92,308,940	—	983,452	146,063	84,624,940	55,434,136	29,385,365
Net income before taxes	5,923,727	58,931,149	983,452	146,063	5,657,251	(2,548,671)	(7,822,534)
Net income after taxes	4,755,373	(1,206,475)	—	146,063	2,529,341	(2,349,151)	(5,101,497)
Other comprehensive income	29,516	9,690,233	—	—	(93,593,890)	(58,242)	—
Total comprehensive income	4,784,889	8,483,758	983,452	146,063	(91,064,549)	(2,407,393)	(5,101,497)

Reporting date (See Note 2.3)	12.31.2023	11.30.2023	11.30.2023	11.302023	11.30.2023	11.30.2023	11.30.2023